CMA
CMA New York
Municipal Money Fund


Annual Report



FUND LOGO



March 31, 2000

MERRILL LYNCH BULL LOGO




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.




CMA New York
Municipal Money Fund
Box 9011
Princeton, NJ 08543-9011



Printed on post-consumer recycled paper


To Our Shareholders:

For the year ended March 31, 2000, CMA New York Municipal Money Fund paid shareholders a net annualized yield of 2.86%.* As of March 31, 2000, the Fund's 7-day yield was 3.17%.

Economic Environment
During the six-month period ended March 31, 2000, the New York State economy continued to show solid growth, led by increases in retail sales, modest manufacturing growth and a continued robust housing market. This strong economic performance was led by high consumer confidence levels and continued personal income gains. This solid growth, as well as controlled spending and significant growth in income tax receipts, allowed New York State to close fiscal year 1999-2000 with an available cash surplus of approximately $1.5 billion. The state's fiscal results for 1999-2000 reflect the consistently modest levels of state spending that have now produced five consecutive year-end surpluses. The state's final fiscal numbers indicate that general fund spending totaled $37.2 billion, a 1.9% annual increase. Governor Pataki's decision to strengthen the state's reserves by depositing $74 million into the state's "Rainy Day" Tax Stabilization Reserve Fund brought its balance to $547 million, which is the highest level in New York history. However, we believe the state must continue to curtail spending and use its non-recurring resources in a fiscally responsible manner in order to avoid the chronic deficits and short-falls that have plagued the state in the past. The state's borrowing costs remained high because of continued high debt issuance and low (though improving) ratings. New York State has the fourth largest debt burden in the nation.

Investment Strategy
During the six-month period ended March 31, 2000, new issuance of short-term New York debt totaled $4.1 billion, an increase of approximately 12% from the $3.58 billion issued in the previous six-month period. The net assets of CMA New York Municipal Money Fund increased over the period from $1.7 billion to $2.2 billion.

Throughout the fiscal year ended March 31, 2000, we maintained a neutral-to-bearish position. We kept a greater portfolio weighting in variable rate demand products and tax-exempt commercial paper. We believed that strong domestic economic growth and stabilization in world financial markets would cause the Federal Reserve Board to increase the Federal Funds rate in an effort to moderate domestic economic growth. We avoided a larger weighting in fixed rate notes in order to limit any net asset value deterioration during a rising interest rate environment.

During the six-month period ended March 31, 2000, the Fund's average portfolio maturity ranged from 32 days--48 days, closing the period at 36 days. Our positioning enhanced performance considerably during the fiscal year as the domestic economy remained robust and inflationary concerns once again resurfaced. As a result, short-term interest rates rose as the Federal Reserve Board increased the Federal Funds rate an additional 75 basis points during the period. We plan to maintain our neutral positioning in the months ahead until we can determine whether economic growth will moderate and inflationary concerns will diminish. This may provide an opportunity for us to extend the Fund's average portfolio maturity during June and July.

In Conclusion
We thank you for your support of CMA New York Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Edward J. Andrews)
Edward J. Andrews
Vice President and Portfolio Manager



May 5, 2000


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.




Portfolio Abbreviations for CMA New York Municipal
Money Fund

AMT            Alternative Minimum Tax (subject to)
BAN            Bond Anticipation Notes
CP             Commercial Paper
DATES          Daily Adjustable Tax-Exempt Securities
FLOATS         Floating Rate Securities
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
MSTR           Municipal Securities Trust Receipts
PCR            Pollution Control Revenue Bonds
RAN            Revenue Anticipation Notes
TAN            Tax Anticipation Notes
VRDN           Variable Rate Demand Notes


CMA New York Municipal Money Fund
Schedule of Investments as of March 31, 2000                                                              (in Thousands)
                     Face
State               Amount                                Issue                                                  Value
New York--          $   981   Albany, New York, Housing Authority, Private Act Revenue Bonds (Historic
99.2%                         Bleeker Terrace), FLOATS, 4.40% due 3/01/2015 (g)                                $     981
                      2,500   Albany, New York, IDA, IDR, Refunding (Albany Ventures Inc. Project),
                              VRDN, 4% due 12/29/2010 (g)                                                          2,500
                     10,000   Albion, New York, Central School District, GO, BAN, 3.625% due 6/08/2000            10,007
                     19,000   Bath, New York, Central School District, GO, BAN, 4.50% due 1/19/2001               19,022
                              Brentwood, New York, Unified Free School District, GO, TAN:
                      8,000     3.875% due 6/30/2000                                                               8,008
                      8,000     4% due 6/30/2000                                                                   8,011
                      3,265   Carmel, New York, GO, BAN, 4% due 6/30/2000                                          3,268
                      5,000   Cayuga County, New York, GO, BAN, 4.50% due 3/15/2001                                5,010
                      5,000   Cortland, New York, City School District, GO, RAN, 4% due 6/30/2000                  5,006
                      7,995   Eagle Tax-Exempt Trust, New York City, VRDN, Series 1994-C4, 3.93% due
                              8/01/2003 (g)                                                                        7,995
                     29,700   Eagle Tax-Exempt Trust, New York Electric and Gas, Series 943202, 3.95%
                              due 5/12/2000                                                                       29,700
                     32,975   Eagle Tax-Exempt Trust, New York, Metropolitan Transit, VRDN, Series
                              96C3201, 3.93% due 7/01/2016 (g)                                                    32,975
                     29,700   Eagle Tax-Exempt Trust, New York State Local Government, VRDN, Series
                              943201, 3.93% due 4/01/2034 (g)                                                     29,700
                     20,880   Eagle Tax-Exempt Trust, New York State Medical Care, VRDN, Series 953201,
                              3.93% due 8/15/2024 (g)                                                             20,880
                     24,500   Eagle Tax-Exempt Trust, New York, VRDN, Series 983201, 3.93% due
                              4/01/2017 (g)                                                                       24,500
                      1,000   East Hampton, New York, Unified Free School District, GO, TAN, 4% due
                              6/29/2000                                                                            1,001
                     16,000   Farmingdale, New York, Unified Free School District, GO, TAN, 4% due
                              6/29/2000                                                                           16,017
                      9,425   Goshen, New York, Central School District, GO, BAN, 4.50% due 3/08/2001              9,446
                      9,900   Greenwich, New York, Central School District, GO, Refunding, BAN, 4.25%
                              due 6/15/2000                                                                        9,906
                     10,000   Holbrook, New York, Sachem Central School District, GO, TAN, 4% due
                              6/29/2000                                                                           10,011
                      7,439   Hoosick Falls, New York, Central School District, GO, Refunding, BAN,
                              4.50% due 12/15/2000                                                                 7,462
                     16,000   Islip, New York, IDA, Industrial Revenue Bonds (Bayshore LLC Project),
                              VRDN, AMT, 3.95% due 12/01/2029 (g)                                                 16,000
                      9,975   Jamestown, New York, City School District, GO, BAN, 3.50% due 4/12/2000              9,976
                     19,100   Lindenhurst, New York, Unified Free School Distict, GO, TAN, 4% due
                              6/29/2000                                                                           19,125


CMA New York Municipal Money Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                     Face
State               Amount                                Issue                                                  Value
New York                      Long Island Power Authority, New York, Electric System Revenue Bonds:
(continued)         $20,000     CP, Series 4, Sub-Series 4, 3.85% due 5/09/2000                                $  20,000
                     10,000     CP, Series 4, Sub-Series 4, 3.85% due 5/12/2000                                   10,000
                      7,600     VRDN, Sub-Series 2, 3.65% due 5/01/2033 (g)                                        7,600
                     10,200     VRDN, Sub-Series 5, 3.80% due 5/01/2033 (g)                                       10,200
                      5,000     VRDN, Sub-Series 7-B, 3.80% due 4/01/2025 (e)(g)                                   5,000
                     10,000   Long Island Power Authority, New York, Electric System Revenue Refunding
                              Bonds, 4.25% due 4/01/2000                                                          10,000
                     46,000   Metropolitan Transportation Authority, New York, Revenue Bonds, CP,
                              Series A, 3.90% due 5/10/2000                                                       46,000
                              Metropolitan Transportation Authority, New York, Transit Facilities
                              Revenue Bonds, CP, Series 1:
                     15,000     3.75% due 4/07/2000                                                               15,000
                     32,000     3.80% due 4/07/2000                                                               32,000
                     22,000     4.05% due 8/11/2000                                                               22,000
                     20,000     Sub-Series A, 3.85% due 5/11/2000                                                 20,000
                      6,000     Sub-Series B, 3.85% due 5/12/2000                                                  6,000
                      4,015   Monroe County, New York, GO, Refunding, Public Improvement, 4.25% due
                              6/01/2000                                                                            4,022
                      2,635   Monroe County, New York, IDA, Revenue Bonds (Coopervision Project), VRDN,
                              4.15% due 1/01/2012 (g)                                                              2,635
                     10,000   Municipal Securities Trust Certificates, Revenue Refunding Bonds
                              (Triborough Board), VRDN, Series 1998-63, Class A, 3.90% due
                              1/01/2005 (b)(g)                                                                    10,000
                     15,000   Nassau County, New York, GO, TAN, Series A, 4.85% due 4/28/2000                     15,011
                      8,000   New Rochelle, New York, City School District, GO, BAN, Series A,
                              4.50% due 3/22/2001                                                                  8,019
                              New York City, New York, CP, Series H6:
                     26,000     3.80% due 4/06/2000                                                               26,000
                      3,000     3.80% due 4/06/2000                                                                3,000
                      2,600     3.80% due 4/06/2000                                                                2,600
                      1,700     3.90% due 5/09/2000                                                                1,700
                     40,900   New York City, New York, City Health and Hospital Corporation Revenue
                              Bonds (Health System), VRDN, Series A, 3.70% due 2/15/2026 (g)                      40,900
                              New York City, New York, City Housing Development Corporation, M/F Rental
                              Housing Revenue Bonds, VRDN, Series A (g):
                      6,100     (Carnegie Park), 3.65% due 11/15/2019 (c)                                          6,100
                      9,600     (Columbus Green), 3.65% due 11/15/2019 (c)                                         9,600
                     26,850     (Monterey), 3.65% due 11/15/2019 (c)                                              26,850
                     13,200     (Tribeca Towers), AMT, 3.70% due 11/15/2019 (c)                                   13,200
                     40,400     (West 43rd Street Development), AMT, 3.80% due 4/15/2029 (c)                      40,400
                     33,400     (West 89th Street Development), AMT, 3.75% due 11/15/2029                         33,400
                      9,300   New York City, New York, City Housing Development Corporation, Residential
                              Mortgage Revenue Bonds (East 17th Street), VRDN, Series A, 3.90% due
                              1/01/2023 (g)                                                                        9,300
                              New York City, New York, City Municipal Assistance Corporation, Revenue
                              Refunding Bonds:
                      5,000     Series J, 5.50% due 7/01/2000                                                      5,019
                      6,250     Series L, 5.25% due 7/01/2000                                                      6,270
                              New York City, New York, City Municipal Water Finance Authority, CP:
                     29,900     Series 1, 3.60% due 4/27/2000                                                     29,900
                     17,000     Series 4, 3.60% due 4/27/2000                                                     17,000
                     27,500     Series 5, 3.75% due 4/10/2000                                                     27,500


CMA New York Municipal Money Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                     Face
State               Amount                                Issue                                                  Value
New York                      New York City, New York, City Municipal Water Finance Authority, Water
(continued)                   and Sewer System Revenue Bonds, CP, Series 4:
                    $18,900     3.80% due 4/07/2000                                                            $  18,900
                     18,000     3.80% due 4/07/2000                                                               18,000
                     14,000     3.95% due 6/12/2000                                                               14,000
                              New York City, New York, City Municipal Water Finance Authority, Water
                              and Sewer System Revenue Bonds, VRDN (g):
                     44,100     MSTR, SGB-25, 3.93% due 6/15/2023 (e)                                             44,100
                     41,400     MSTR, SGB-26, 3.93% due 6/15/2029 (e)                                             41,400
                     12,415     Series C, 3.80% due 6/15/2023 (b)                                                 12,415
                              New York City, New York, City Municipal Water Finance Authority, Water
                              and Sewer System Revenue Refunding Bonds, VRDN (g):
                     51,530     MSTR, Series SGB-27, 3.93% due 6/15/2024 (d)                                      51,530
                        400     Series A, 3.90% due 6/15/2025 (b)                                                    400
                      8,450     Series G, 3.80% due 6/15/2024 (b)                                                  8,450
                              New York City, New York, City Transitional Finance Authority Revenue Bonds,
                              Future Tax Secured, VRDN (g):
                      5,800     Series A-1, 3.75% due 11/15/2028                                                   5,800
                      6,900     Series A-2, 3.65% due 11/15/2021                                                   6,900
                     20,000     Series A-2, 3.65% due 11/15/2027                                                  20,000
                     24,300     Series C, 3.95% due 5/01/2028                                                     24,300
                      1,900     Sub-Series B-1, 3.80% due 11/01/2027                                               1,900
                      6,900   New York City, New York, City Trust Cultural Resource Revenue Bonds (Ameri-
                              can Museum of Natural History), VRDN, Series B, 3.70% due 7/01/2000 (a)(g)           6,900
                      5,000   New York City, New York, GO, MSTR, VRDN, SGB-36, 3.90% due
                              6/01/2022 (a)(g)                                                                     5,000
                              New York City, New York, GO, Refunding, CP, Series H:
                      6,000     Sub-Series H-2, 3.90% due 5/09/2000                                                6,000
                      2,700     Sub-Series H-2, 3.90% due 5/12/2000                                                2,700
                      2,000     Sub-Series H-2, 3.95% due 5/12/2000                                                2,000
                      2,100     Sub-Series H-3, 3.80% due 4/06/2000                                                2,100
                      1,700     Sub-Series H-3, 3.90% due 5/09/2000                                                1,700
                      8,600     Sub-Series H-3, 3.90% due 5/09/2000                                                8,600
                     12,900     Sub-Series H-4, 3.80% due 4/06/2000                                               12,900
                      1,000     Sub-Series H-4, 3.90% due 5/09/2000                                                1,000
                      8,100     Sub-Series H-4, 3.90% due 5/09/2000                                                8,100
                      5,000     Sub-Series H-4, 3.90% due 5/12/2000                                                5,000
                      7,100     Sub-Series H-5, 3.90% due 5/12/2000                                                7,100
                      3,000     Sub-Series H-5, 3.95% due 5/12/2000                                                3,000
                              New York City, New York, GO, VRDN (g):
                      2,000     Refunding, Sub-Series E-5, 3.75% due 8/01/2009                                     2,000
                      2,550     Refunding, Sub-Series E-5, 3.75% due 8/01/2010                                     2,550
                      2,200     Refunding, Sub-Series E-5, 3.75% due 8/01/2015                                     2,200
                     16,055     Series B, 4.10% due 10/01/2020 (b)                                                16,055
                      8,500     Series B, Sub-Series B-2, 3.80% due 8/15/2003 (e)                                  8,500
                        800     Series B, Sub-Series B-3, 3.80% due 8/15/2004 (e)                                    800
                     17,000     Series B, Sub-Series B-4, 3.80% due 8/15/2023 (e)                                 17,000
                      1,232     Series B-2, Sub-Series B-5, 3.95% due 8/15/2009 (e)                                1,232
                      3,140     Sub-Series A-4, 4% due 8/01/2021                                                   3,140
                      1,700     Sub-Series A-5, 3.80% due 8/01/2016                                                1,700
                      1,990     Sub-Series A-6, 3.75% due 8/01/2019                                                1,990
                      3,050     Sub-Series A-7, 3.75% due 8/01/2021                                                3,050
                        800     Sub-Series A-8, 3.80% due 8/01/2018                                                  800
                      2,195     Sub-Series A-9, 3.75% due 8/01/2018                                                2,195
                      1,100     Sub-Series B-2, 4.10% due 8/15/2020                                                1,100


CMA New York Municipal Money Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                     Face
State               Amount                                Issue                                                  Value
New York            $ 1,450   New York City, New York, IDA, IDR, VRDN, AMT, Series K, 3.75% due
(continued)                   11/01/2010 (g)                                                                   $   1,450
                     10,800   New York State Dormitory Authority Revenue Bonds (Memorial Sloan-
                              Kettering), VRDN, 3.75% due 7/01/2026 (g)                                           10,800
                              New York State Dormitory Authority, Revenue Refunding Bonds:
                     56,130     (Memorial Sloan-Kettering), VRDN, Series A, 3.85% due 7/01/2019 (g)               56,130
                     28,100     (Memorial Sloan-Kettering), VRDN, Series B, 3.85% due 7/01/2019 (g)               28,100
                      4,570     (New York Foundling Charitable Company), VRDN, 3.60% due 7/01/2012 (g)             4,570
                     10,590     (State University Educational Project), Series B, 7.25% due 5/15/2000 (f)         10,853
                      6,880   New York State Energy Research and Development Authority, Electric
                              Facilities Revenue Bonds (Long Island Lighting Company), VRDN, AMT,
                              Series A, 3.80% due 12/01/2027 (g)                                                   6,880
                              New York State Energy Research and Development Authority, PCR (g):
                     32,300     (Niagara Mohawk Power Corporation Project), DATES, Series A, 3.90% due
                                 7/01/2015                                                                        32,300
                     24,050     (Niagara Mohawk Power Corporation Project), VRDN, AMT, 3.95% due
                                12/01/2023                                                                        24,050
                     30,650     (Niagara Mohawk Power Corporation Project), VRDN, AMT, Series B, 3.95%
                                due 7/01/2027                                                                     30,650
                      6,700     Refunding (New York Electric and Gas), VRDN, Series B, 3.85% due 2/01/2029         6,700
                     15,100     Refunding (Niagara Mohawk Power Corporation), VRDN, Series C, 3.85% due
                                12/01/2025                                                                        15,100
                     27,600   New York State Environmental Facilities Corporation, Revenue Bonds (Equity
                              Huntington Project), VRDN, AMT, 3.90% due 11/01/2014 (g)                            27,600
                              New York State Environmental Facilities Corporation, Sewer and Solid Waste
                              Disposal Revenue Bonds (General Electric Company Project), CP:
                     19,000     AMT, Series, 3.75% due 4/07/2000                                                  19,000
                     10,000     Series A, 3.70% due 4/07/2000                                                     10,000
                     16,600   New York State Environmental Facilities Corporation, Solid Waste Disposal
                              Revenue Bonds (General Electric Company Project), CP, AMT, Series A, 3.75%
                              due 4/07/2000                                                                       16,600
                     30,000   New York State Environmental Facilities Corporation, Solid Waste Disposal
                              Revenue Refunding Bonds (General Electric Company Project), CP, Series A,
                              3.70% due 4/07/2000                                                                 30,000
                              New York State Environmental Quality, CP:
                     28,700     Series 1997-A, 3.80% due 4/19/2000                                                28,700
                     17,350     Series 1997-A, 3.85% due 5/09/2000                                                17,350
                     10,000     Series A, 3.80% due 6/07/2000                                                     10,000
                              New York State, GO:
                     15,000     (Environmental Quality), Series G, 3.90% due 10/05/2000                           15,000
                     10,000     Series B, 4.05% due 8/09/2000                                                     10,000
                              New York State, HFA, Revenue Bonds, VRDN, AMT, Series A (g):
                      7,000     (1501 Lexington Avenue), 3.90% due 11/01/2032                                      7,000
                      2,000     (East 84th Street), 3.75% due 11/01/2028                                           2,000
                      1,000     (Talleyrand Crescent Housing), 3.80% due 11/01/2028                                1,000
                     26,600     (Tribeca Pointe LLC), 3.85% due 5/15/2029 (c)                                     26,600


CMA New York Municipal Money Fund
Schedule of Investments as of March 31, 2000 (continued)                                                  (in Thousands)
                     Face
State               Amount                                Issue                                                  Value
New York                      New York State Local Assistance Corporation Revenue Bonds, VRDN (g):
(continued)         $ 2,165     Series A, 7% due 4/01/2001 (f)                                                 $   2,266
                        400     Series A, 3.60% due 4/01/2022                                                        400
                      6,790     Series B, 7.25% due 4/01/2001 (f)                                                  7,123
                        700     Series B, 3.65% due 4/01/2023                                                        700
                              New York State Power Authority, CP:
                     31,250     Series 1, 3.90% due 4/04/2000                                                     31,250
                     27,200     Series 1, 4% due 6/12/2000                                                        27,200
                     18,000     Series 4, 3.75% due 4/03/2000                                                     18,000
                     26,300     Series 4, 3.75% due 4/07/2000                                                     26,300
                     16,250     Series 4, 3.80% due 4/17/2000                                                     16,250
                      6,500     Series 4, 3.85% due 5/09/2000                                                      6,500
                              New York State Power Authority, Revenue and General Purpose Bonds:
                     23,305     4% due 9/01/2000                                                                  23,305
                      8,735     4% due 9/01/2000                                                                   8,735
                      9,875     4% due 9/01/2000                                                                   9,875
                      4,675     GO, VRDN, 4% due 3/01/2007 (g)                                                     4,675
                        845   New York State Thruway Authority Revenue Bonds, VRDN, 3.85% due
                              1/01/2024 (b)(g)                                                                       845
                              New York State Urban Development Corporation Revenue Bonds (f):
                      5,070     7.50% due 4/01/2001                                                                5,331
                      1,320     7.50% due 4/01/2001                                                                1,388
                     11,545     (Correctional Capital Facilities), Series 2, 6.50% due 1/01/2001                  11,748
                      7,500   Newark, New York, Central School District, GO, BAN, 4.625% due 1/26/2001             7,519
                              Northport-East Northport, New York, Unified Free School District, GO, BAN:
                      4,300     4.125% due 6/02/2000                                                               4,303
                      4,000     4.25% due 6/02/2000                                                                4,004
                      9,200   Olean, New York, City School District, GO, BAN, 4.625% due 3/08/2001                 9,221
                     16,017   Oneida County, New York, GO, BAN, 3.50% due 4/21/2000                               16,020
                      3,915   Oswego County, New York, IDA, Civic Facility Revenue Bonds (O H Properties
                              Inc. Project), VRDN, Series A, 4% due 6/01/2024 (g)                                  3,915
                              Oyster Bay, New York, GO, Refunding, BAN:
                      2,000     Series A, 3.50% due 4/28/2000                                                      2,001
                      4,760     Series B, 3.50% due 4/28/2000                                                      4,761
                      3,000   Plainview Old Bethpage, New York, Central School District, GO, TAN, 4%
                              due 6/30/2000                                                                        3,003
                      8,506   Plattsburgh, New York, Central School District, GO, BAN, 4% due
                              7/27/2000                                                                            8,516
                      9,765   Port Authority of New York and New Jersey, FLOATS, SG-52, 3.76% due
                              3/01/2016 (g)                                                                        9,765
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Bonds (g):
                      4,200     AMT, MSTR, VRDN, Series SGA-69, 4% due 12/01/2022 (e)                              4,200
                     16,830     FLOATS, SG-93, 3.76% due 12/01/2015                                               16,830
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Refunding Bonds (Versatile Structure Obligation), VRDN (g):
                     49,000     AMT, Series 1R, 3.90% due 8/01/2028                                               49,000
                      7,100     AMT, Series 4, 3.85% due 4/01/2024                                                 7,100
                      3,100     AMT, Series 6, 3.85% due 12/01/2017                                                3,100
                     10,050     Series 5, 3.80% due 8/01/2024                                                     10,050


CMA New York Municipal Money Fund
Schedule of Investments as of March 31, 2000 (concluded)                                                  (in Thousands)
                     Face
State               Amount                                Issue                                                  Value
New York            $10,000   Rochester, New York, GO, Refunding, BAN, Series II, 4.50% due 10/26/2000         $  10,036
(concluded)           7,050   Saint Regis Falls, New York, Central School District, GO, BAN, 4.25% due
                              8/25/2000                                                                            7,064
                     13,500   Sayville, New York, Unified Free School District, GO, TAN, 4% due
                              6/29/2000                                                                           13,514
                      4,500   Schenectady County, New York, IDA, IDR (Super Steel Inc. Project) VRDN,
                              AMT, Series A, 3.90% due 5/01/2006 (g)                                               4,500
                      6,785   Schuylerville, New York, Central School District, GO, BAN, 4.25% due
                              7/21/2000                                                                            6,799
                     10,975   Syracuse, New York, IDA, Civic Facility Revenue Bonds (Community
                              Development Properties--Larned Project), VRDN, 3.85% due 4/01/2018 (g)              10,975
                     20,000   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue
                              Refunding Bonds, VRDN, Series C, 3.70% due 1/01/2013 (a)(g)                         20,000
                              Triborough Bridge and Tunnel Authority, New York, Revenue Bonds (f):
                      4,740     Series S, 7% due 1/01/2001                                                         4,910
                      1,250     Series T, 7% due 1/01/2001                                                         1,300
                      3,110     Series T, 7% due 1/01/2001                                                         3,235
                      9,500   West Babylon, New York, Unified Free School District, GO, TAN, 4% due
                              6/29/2000                                                                            9,510

                              Total Investments (Cost--$2,158,715*)--99.2%                                     2,158,715

                              Other Assets Less Liabilities--0.8%                                                 18,468
                                                                                                              ----------
                              Net Assets--100.0%                                                              $2,177,183
                                                                                                              ==========


(a)AMBAC Insured.
(b)FGIC Insured.
(c)FNMA Collateralized.
(d)FSA Insured.
(e)MBIA Insured.
(f)Prerefunded.
(g)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2000.
  *Cost for Federal income tax purposes.

See Notes to Financial Statements.


CMA New York Municipal Money Fund
Statement of Assets and Liabilities as of March 31, 2000
Assets:

Investments, at value (identified cost--$2,158,714,840)                                                  $ 2,158,714,840
Cash                                                                                                           9,107,221
Receivables:
 Interest                                                                             $    15,849,024
 Securities sold                                                                              459,583         16,308,607
                                                                                      ---------------
Prepaid registration fees and other assets                                                                        41,980
                                                                                                         ---------------
Total assets                                                                                               2,184,172,648
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                                       5,425,952
 Investment adviser                                                                           686,293
 Distributor                                                                                  629,986
 Dividends to shareholders                                                                      1,003          6,743,234
                                                                                      ---------------
Accrued expenses and other liabilities                                                                           246,500
                                                                                                         ---------------
Total liabilities                                                                                              6,989,734
                                                                                                         ---------------

Net Assets                                                                                               $ 2,177,182,914
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $   217,798,462
Paid-in capital in excess of par                                                                           1,960,105,641
Accumulated realized capital losses--net                                                                        (721,189)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 2,177,984,623 shares of
beneficial interest outstanding                                                                          $ 2,177,182,914
                                                                                                         ===============


See Notes to Financial Statements.


CMA New York Municipal Money Fund
Statement of Operations for the Year Ended March 31, 2000
Investment Income:
Interest and amortization of premium and discount earned                                                 $    62,112,218
Expenses:
Investment advisory fees                                                              $     7,690,298
Distribution fees                                                                           2,260,684
Transfer agent fees                                                                           235,075
Registration fees                                                                             136,275
Custodian fees                                                                                 97,654
Professional fees                                                                              66,647
Printing and shareholder reports                                                               53,057
Accounting services                                                                            49,383
Pricing fees                                                                                   16,059
Trustees' fees and expenses                                                                    10,976
Other                                                                                          15,567
                                                                                      ---------------
Total expenses                                                                                                10,631,675
                                                                                                         ---------------
Investment income--net                                                                                        51,480,543
Realized Gain on Investments--Net                                                                                  6,818
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $    51,487,361
                                                                                                         ===============

See Notes to Financial Statements.


CMA New York Municipal Money Fund
Statements of Changes in Net Assets
                                                                                         For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                         2000                1999
Operations:
Investment income--net                                                                $    51,480,543    $    43,549,939
Realized gain on investments--net                                                               6,818             85,670
                                                                                      ---------------    ---------------
Net increase in net assets resulting from operations                                       51,487,361         43,635,609
                                                                                      ---------------    ---------------
Dividends to Shareholders:
Dividends to shareholders from investment income--net                                     (51,480,543)       (43,549,939)
                                                                                      ---------------    ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares                                                        6,905,237,993      5,600,735,277
Net asset value of shares issued to shareholders in reinvestment of dividends              51,479,862         43,549,800
                                                                                      ---------------    ---------------
                                                                                        6,956,717,855      5,644,285,077
Cost of shares redeemed                                                                (6,606,261,721)    (5,373,671,366)
                                                                                      ---------------    ---------------
Net increase in net assets derived from beneficial interest transactions                  350,456,134        270,613,711
                                                                                      ---------------    ---------------
Net Assets:
Total increase in net assets                                                              350,462,952        270,699,381
Beginning of year                                                                       1,826,719,962      1,556,020,581
                                                                                      ---------------    ---------------
End of year                                                                           $ 2,177,182,914    $ 1,826,719,962
                                                                                      ===============    ===============


See Notes to Financial Statements.


CMA New York Municipal Money Fund
Financial Highlights
The following per share data and ratios have been derived
from information provided in the financial statements.
                                                                            For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                          2000       1999        1998        1997        1996
Per Share Operating Performance:
Net asset value, beginning of year                           $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ----------  ----------  ----------  ----------   ----------
Investment income--net                                              .03         .03         .03         .03          .03
Realized gain on investments--net                                    --++        --++        --++        --++         --++
                                                             ----------  ----------  ----------  ----------   ----------
Total from investment operations                                    .03         .03         .03         .03          .03
                                                             ----------  ----------  ----------  ----------   ----------
Less dividends from investment income--net                         (.03)       (.03)       (.03)       (.03)        (.03)
                                                             ----------  ----------  ----------  ----------   ----------
Net asset value, end of year                                 $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
Total Investment Return                                           2.86%       2.79%       3.09%       2.94%        3.17%
                                                             ==========  ==========  ==========  ==========   ==========
Ratios to Average Net Assets:
Expenses                                                           .58%        .61%        .61%        .63%         .64%
                                                             ==========  ==========  ==========  ==========   ==========

Investment income--net                                            2.83%       2.74%       3.04%       2.88%        3.12%
                                                             ==========  ==========  ==========  ==========   ==========
Supplemental Data:
Net assets, end of year (in thousands)                       $2,177,183  $1,826,720  $1,556,021  $1,236,322   $1,132,264
                                                             ==========  ==========  ==========  ==========   ==========

++Amount is less than $.01 per share.

See Notes to Financial Statements.


CMA New York Municipal Money Fund
Notes to Financial Statements

1. Significant Accounting Policies:
CMA New York Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.



CMA New York Municipal Money Fund
Notes to Financial Statements (concluded)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 2000, the Fund had a net capital loss carryforward of approximately $721,000, of which $111,000 expires in 2001, $293,000 expires in 2002, $304,000 expires in 2003, $2,000 expires in 2004 and $11,000 expires in 2006. This amount will be available to offset like amounts of any future taxable gains.



<AUDIT-REPORT>
CMA New York Municipal Money Fund
Independent Auditors' Report

The Board of Trustees and Shareholders,
CMA New York Municipal Money Fund of
CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2000, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2000 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust as of March 31, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in accordance with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 9, 2000
</AUDIT-REPORT>


CMA New York Municipal Money Fund
Important Tax Information (unaudited)

All of the net investment income distributions paid daily by CMA New York Municipal Money Fund of CMA Multi-State Municipal Series Trust during its taxable year ended March 31, 2000 qualify as tax-exempt interest dividends for Federal income tax purposes.

Additionally, there were no capital gain distributions paid by the Fund during the year.

Please retain this information for your records.



CMA New York Municipal Money Fund
Officers and Trustees

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Edward J. Andrews--Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Steven T. Lewis--Vice President
Darrin J. SanFillippo--Vice President
Kevin A. Schiatta--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
William E. Zitelli--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].